Organization and Business Operations (Details) - USD ($)		1 Months Ended	6 Months Ended
	Sep. 22, 2020	Sep. 22, 2020	Jun. 30, 2021	Dec. 31, 2020
Organization and Business Operations [Line Items]
Net proceeds	$ 100,000,000
Proceeds from Issuance Initial Public Offering				$ 98,000,000
Transaction costs				4,197,388
Underwriting fees			$ 2,000,000	2,000,000
Deferred underwriting fees			1,959,758	1,959,758
Deferred underwriting fee			329,713	329,713
Total non-operating expenses			$ 317,023	$ 317,023
Percentage of trust account			80.00%	80.00%
Share price (in Dollars per share)			$ 10.00	$ 10.00
Net tangible assets			$ 5,000,001	$ 5,000,001
Percentage of redeem outstanding shares			100.00%	100.00%
Business combination agreement, description			(i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its sponsor would be able to satisfy those obligations.	(i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its sponsor would be able to satisfy those obligations.
Cash held outside of trust account			$ 383,400	$ 1,094,761
Anticipated outside of trust account			383,400	$ 1,094,761
Business Combination [Member]
Organization and Business Operations [Line Items]
Transaction costs			$ 4,197,388
Business acquisition, percentage of voting interests acquired			50.00%	50.00%
IPO [Member]
Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)	10,000,000	10,000,000
Price per unit (in Dollars per share)	$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 100,000,000
Private placement
Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)	355,000		355,000
Price per unit (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 3,550,000		$ 3,550,000
Founder Shares [Member]
Organization and Business Operations [Line Items]
Sale of stock			25,000	$ 25,000
Sponsor [Member]
Organization and Business Operations [Line Items]
Sale of stock			$ 147,763	$ 95,136
Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Number of units issued in transaction (in Shares)			17,500,000
Price per unit (in Dollars per share)			$ 10.00
Proceeds from Issuance Initial Public Offering			$ 175,000,000
Class A Common Stock [Member] | IPO [Member]
Organization and Business Operations [Line Items]
Net proceeds	$ 100,000,000